Lease liabilities were measured at the amount of consideration with suppliers, that is, without considering the tax credits incurred after payment. The potential right of PIS and COFINS embedded in the lease liability is shown below (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Leases	R$ 1,777,209	R$ 1,603,100
Present value adjustment - Leases	(1,177,668)	(1,091,275)
Potencial PIS and COFINS credit	164,392	148,287
Present value adjustment – Potential PIS and COFINS credit	R$ (108,934)	R$ (100,943)